Basis of Presentation and General Information - Vessels in Operation (Table) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goliath
Vessel
DWT	209,537
Date Delivered to Star Bulk	July 15, 2015
Year Built	2015
Gargantua
Vessel
DWT	209,529
Date Delivered to Star Bulk	April 2, 2015
Year Built	2015
Maharaj
Vessel
DWT	209,472
Date Delivered to Star Bulk	July 15, 2015
Year Built	2015
Deep Blue
Vessel
DWT	182,608
Date Delivered to Star Bulk	May 27, 2015
Year Built	2015
Leviathan
Vessel
DWT	182,511
Date Delivered to Star Bulk	September 19, 2014
Year Built	2014
Peloreus
Vessel
DWT	182,496
Date Delivered to Star Bulk	July 22, 2014
Year Built	2014
Indomitable
Vessel
DWT	182,476
Date Delivered to Star Bulk	January 8, 2015
Year Built	2015
Obelix
Vessel
DWT	181,433	181,433
Date Delivered to Star Bulk	July 11, 2014
Year Built	2011	2011
Star Pauline (ex Sandra)
Vessel
DWT	180,274
Date Delivered to Star Bulk	December 29, 2014
Year Built	2008
Star Martha (ex Christine)
Vessel
DWT	180,274
Date Delivered to Star Bulk	October 31, 2014
Year Built	2010
Pantagruel
Vessel
DWT	180,181	180,181
Date Delivered to Star Bulk	July 11, 2014
Year Built	2004	2004
Star Borealis
Vessel
DWT	179,678
Date Delivered to Star Bulk	September 9, 2011
Year Built	2011
Star Polaris
Vessel
DWT	179,600
Date Delivered to Star Bulk	November 14, 2011
Year Built	2011
Star Angie
Vessel
DWT	177,931
Date Delivered to Star Bulk	October 29, 2014
Year Built	2007
Big Fish
Vessel
DWT	177,643	177,643
Date Delivered to Star Bulk	July 11, 2014
Year Built	2004	2004
Kymopolia
Vessel
DWT	176,990	176,990
Date Delivered to Star Bulk	July 11, 2014
Year Built	2006	2006
Big Bang
Vessel
DWT	174,109	174,109
Date Delivered to Star Bulk	July 11, 2014
Year Built	2007	2007
Star Aurora
Vessel
DWT	171,199
Date Delivered to Star Bulk	September 8, 2010
Year Built	2000
Star Despoina (ex Lowlands Beilun)
Vessel
DWT	170,162
Date Delivered to Star Bulk	December 29, 2014
Year Built	1999
Star Eleonora
Vessel
DWT	164,218
Date Delivered to Star Bulk	December 3, 2014
Year Built	2001
Star Monisha
Vessel
DWT	164,218
Date Delivered to Star Bulk	February 2, 2015
Year Built	2001
Amami
Vessel
DWT	98,681	98,681
Date Delivered to Star Bulk	July 11, 2014
Year Built	2011	2011
Madredeus
Vessel
DWT	98,681	98,681
Date Delivered to Star Bulk	July 11, 2014
Year Built	2011	2011
Star Sirius
Vessel
DWT	98,681
Date Delivered to Star Bulk	March 7, 2014
Year Built	2011
Star Vega
Vessel
DWT	98,681
Date Delivered to Star Bulk	February 13, 2014
Year Built	2011
Star Angelina
Vessel
DWT	82,981
Date Delivered to Star Bulk	December 5, 2014
Year Built	2006
Star Gwyneth
Vessel
DWT	82,790
Date Delivered to Star Bulk	December 5, 2014
Year Built	2006
Star Kamila
Vessel
DWT	82,769
Date Delivered to Star Bulk	September 3, 2014
Year Built	2005
Pendulum
Vessel
DWT	82,619	82,619
Date Delivered to Star Bulk	July 11, 2014
Year Built	2006	2006
Star Maria
Vessel
DWT	82,598
Date Delivered to Star Bulk	November 5, 2014
Year Built	2007
Star Markella
Vessel
DWT	82,594
Date Delivered to Star Bulk	September 29, 2014
Year Built	2007
Star Danai
Vessel
DWT	82,574
Date Delivered to Star Bulk	October 21, 2014
Year Built	2006
Star Georgia
Vessel
DWT	82,298
Date Delivered to Star Bulk	October 14, 2014
Year Built	2006
Star Sophia
Vessel
DWT	82,269
Date Delivered to Star Bulk	October 31, 2014
Year Built	2007
Star Mariella
Vessel
DWT	82,266
Date Delivered to Star Bulk	September 19, 2014
Year Built	2006
Star Moira
Vessel
DWT	82,257
Date Delivered to Star Bulk	November 19, 2014
Year Built	2006
Star Nina
Vessel
DWT	82,224
Date Delivered to Star Bulk	January 5, 2015
Year Built	2006
Star Renee
Vessel
DWT	82,221
Date Delivered to Star Bulk	December 18, 2014
Year Built	2006
Star Nasia
Vessel
DWT	82,220
Date Delivered to Star Bulk	August 29, 2014
Year Built	2006
Star Laura
Vessel
DWT	82,209
Date Delivered to Star Bulk	December 8, 2014
Year Built	2006
Star Jennifer
Vessel
DWT	82,209
Date Delivered to Star Bulk	April 15, 2015
Year Built	2006
Star Helena
Vessel
DWT	82,187
Date Delivered to Star Bulk	December 29, 2014
Year Built	2006
Mercurial Virgo
Vessel
DWT	81,545	81,545
Date Delivered to Star Bulk	July 11, 2014
Year Built	2013	2013
Magnum Opus
Vessel
DWT	81,022
Date Delivered to Star Bulk	July 11, 2014
Year Built	2014
Tsu Ebisu
Vessel
DWT	81,001
Date Delivered to Star Bulk	July 11, 2014
Year Built	2014
Star Iris
Vessel
DWT	76,466
Date Delivered to Star Bulk	September 8, 2014
Year Built	2004
Star Aline
Vessel
DWT	76,429
Date Delivered to Star Bulk	September 4, 2014
Year Built	2004
Star Emily
Vessel
DWT	76,417
Date Delivered to Star Bulk	September 16, 2014
Year Built	2004
Star Vanessa
Vessel
DWT	72,493
Date Delivered to Star Bulk	November 7, 2014
Year Built	1999
Idee Fixe
Vessel
DWT	63,458
Date Delivered to Star Bulk	March 25, 2015
Year Built	2015
Roberta
Vessel
DWT	63,426
Date Delivered to Star Bulk	March 31, 2015
Year Built	2015
Laura
Vessel
DWT	63,399
Date Delivered to Star Bulk	April 7, 2015
Year Built	2015
Kaley
Vessel
DWT	63,283
Date Delivered to Star Bulk	June 26, 2015
Year Built	2015
Star Challenger
Vessel
DWT	61,462
Date Delivered to Star Bulk	December 12, 2013
Year Built	2012
Star Fighter
Vessel
DWT	61,455
Date Delivered to Star Bulk	December 30, 2013
Year Built	2013
Honey Badger
Vessel
DWT	61,320
Date Delivered to Star Bulk	February 27, 2015
Year Built	2015
Wolverine
Vessel
DWT	61,292
Date Delivered to Star Bulk	February 27, 2015
Year Built	2015
Star Antares
Vessel
DWT	61,258
Date Delivered to Star Bulk	October 9, 2015
Year Built	2015
Star Aquarius
Vessel
DWT	60,916
Date Delivered to Star Bulk	July 22, 2015
Year Built	2015
Star Pisces
Vessel
DWT	60,916
Date Delivered to Star Bulk	August 7, 2015
Year Built	2015
Strange Attractor
Vessel
DWT	55,742	55,742
Date Delivered to Star Bulk	July 11, 2014
Year Built	2006	2006
Star Omicron
Vessel
DWT	53,489
Date Delivered to Star Bulk	April 17, 2008
Year Built	2005
Star Gamma
Vessel
DWT	53,098
Date Delivered to Star Bulk	January 4, 2008
Year Built	2002
Star Zeta
Vessel
DWT	52,994
Date Delivered to Star Bulk	January 2, 2008
Year Built	2003
Star Delta
Vessel
DWT	52,434
Date Delivered to Star Bulk	January 2, 2008
Year Built	2000
Star Theta
Vessel
DWT	52,425
Date Delivered to Star Bulk	December 6, 2007
Year Built	2003
Star Epsilon
Vessel
DWT	52,402
Date Delivered to Star Bulk	December 3, 2007
Year Built	2001
Star Cosmo
Vessel
DWT	52,246
Date Delivered to Star Bulk	July 1, 2008
Year Built	2005
Star Kappa
Vessel
DWT	52,055
Date Delivered to Star Bulk	December 14, 2007
Year Built	2001
Star Michele
Vessel
DWT	45,588
Date Delivered to Star Bulk	October 14, 2014
Year Built	1998
Vessels in operation
Vessel
DWT	7,362,579